Employee Benefits Expense - Summary of Employee Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS EXPENSE.
Wages and salaries	$ (109,101,737)	$ (102,897,710)	$ (100,653,880)
Post-employment benefit obligations expense	(3,153,395)	(1,881,202)	(2,091,205)
Social security and other contributions	(14,334,587)	(13,405,944)	(13,150,402)
Other employee expenses	(3,015,237)	(4,945,478)	(5,608,290)
Total	$ (129,604,956)	$ (123,130,334)	$ (121,503,777)